                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-3848
                                   ------------


                   RIVERSOURCE HIGH YIELD INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)


  Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:      5/31
                         --------------
Date of reporting period:    11/30
                         --------------

   Semiannual Report

                                                       RIVERSOURCE [LOGO](SM)
                                                             INVESTMENTS

   RIVERSOURCE(SM)
   HIGH YIELD BOND FUND

   SEMIANNUAL REPORT FOR
   THE PERIOD ENDED
   NOV. 30, 2006

>  RIVERSOURCE HIGH YIELD
   BOND FUND SEEKS TO PROVIDE
   SHAREHOLDERS WITH HIGH CURRENT
   INCOME AS ITS PRIMARY OBJECTIVE
   AND, AS ITS SECONDARY
   OBJECTIVE, CAPITAL GROWTH.

TABLE OF CONTENTS

Fund Snapshot ...........................................................    3

Performance Summary .....................................................    5

Questions & Answers with Portfolio Management ...........................    7

Investments in Securities ...............................................   10

Financial Statements ....................................................   20

Notes to Financial Statements ...........................................   23

Fund Expenses Example ...................................................   39

Proxy Voting ............................................................   41


                                    [LOGO]
                                 DALBAR RATED
                                     2006
                               FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

--------------------------------------------------------------------------------

2 RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT

FUND SNAPSHOT AT NOV. 30, 2006

FUND OVERVIEW

RiverSource High Yield Bond Fund invests in high yield, higher risk corporate bonds with medium- to low-quality ratings. The Fund offers more income potential than investment grade securities in exchange for greater volatility as high yield bonds fluctuate more in value than higher rated bonds. Because high yield bonds respond more to corporate profitability, the Fund may be less volatile when interest rates fluctuate. The Fund's holdings are supported by extensive internal credit analysis and research.

SECTOR BREAKDOWN*

Percentage of portfolio assets

Telecommunication                 23.8%
Consumer Discretionary            20.1%
Materials                         11.8%                   [PIE CHART]
Health Care                       10.9%
Utilities                          7.5%
Industrials                        7.4%
Other (1)                         18.5%

* Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.

(1)   Includes Energy 6.7%, Consumer Staples 5.4%, Financials 2.6% and Cash &
      Cash Equivalents(2) 3.8%.

(2) Of the 3.8%, 0.05% is due to security lending activity and 3.75% is the Fund's cash equivalent.

TOP TEN HOLDINGS

Percentage of portfolio assets

Williams Companies
    7.63% 2019                                  1.5%

Windstream
    8.63% 2016                                  1.4%

INVISTA
    9.25% 2012                                  1.3%

Qwest
    6.95% 2010                                  1.0%

MGM MIRAGE
    5.88% 2014                                  1.0%

RH Donnelley
    6.88% 2013                                  1.0%

NewPage
  10.00% 2012                                   0.9%

Cott Beverages USA
   8.00% 2011                                   0.9%

LaBranche & Co
  11.00% 2012                                   0.9%

Idearc
   8.00% 2016                                   0.9%

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT 3

FUND SNAPSHOT AT NOV. 30, 2006

QUALITY BREAKDOWN

Percentage of bond portfolio assets

BBB bonds                        1.7%

BB bonds                        24.3%                   [PIE CHART]

B bonds                         58.4%

CCC bonds                       15.0%

Non-rated bonds                  0.6%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. 0.8% of the portfolio ratings above was determined through internal analysis.

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT    INT.   LONG
                      HIGH
                      MEDIUM   QUALITY
          X           LOW


The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                                                        YEARS IN INDUSTRY
Scott Schroepfer, CFA*                                         20

*     This Fund is managed by a team of portfolio managers led by Scott
      Schroepfer. This high-yield sector team is led by Jennifer Ponce de
      Leon.

FUND FACTS

                                       TICKER SYMBOL           INCEPTION DATE
Class A                                     INEAX                     12/8/83
Class B                                     IEIBX                     3/20/95
Class C                                     APECX                     6/26/00
Class I                                     RSHIX                      3/4/04
Class Y(4)                                     --                     3/20/95

Total net assets                                               $2.004 billion

Number of holdings                                                        235

Weighted average life(1)                                            6.0 years

Effective duration(2)                                               4.0 years

Weighted average bond rating(3)                                             B

(4)   Effective Dec. 11, 2006, Class Y was renamed Class R4.

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

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4 RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

------------------------------------------------------------------------------

                            PERFORMANCE COMPARISON
                 For the six-month period ended Nov. 30, 2006

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

RiverSource High Yield Bond Fund Class A (excluding sales charge)         +5.74%
JP Morgan Global High Yield Index(1) (unmanaged)                          +6.37%
Lipper High Current Yield Bond Funds Index(2)                             +5.97%

(1) The JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

SEC YIELDS

                           AT NOV. 30, 2006         AT DEC. 29, 2006(1)
Class A                          6.20%                       6.09%
Class B                          5.76%                       5.64%
Class C                          5.75%                       5.62%
Class I                          6.94%                       6.83%
Class R2(2)                        --                        6.29%
Class R3(2)                        --                        6.55%
Class R5(2)                        --                        7.00%
Class W(3)                         --                        7.51%
Class Y(4)                       6.71%                       6.58%

(1)   Last business day of the period.

(2)   Inception date Dec. 11, 2006.

(3)   Inception date Dec. 1, 2006.

(4)   Effective date Dec. 11, 2006, Class Y was renamed Class R4.

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 6 for additional performance information.

--------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT 5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT NOV. 30, 2006
                                                                                             SINCE
Without sales charge           6 MONTHS*     1 YEAR     3 YEARS     5 YEARS    10 YEARS    INCEPTION
Class A (inception 12/8/93)      +5.74%      +10.76%     +9.44%      +8.27%      +5.04%      +8.31%
Class B (inception 3/20/95)      +4.96%       +9.53%     +8.59%      +7.38%      +4.21%      +5.83%
Class C (inception 6/20/00)      +5.34%       +9.95%     +8.51%      +7.49%        N/A       +5.11%
Class I (inception 3/4/04)       +5.58%      +10.81%       N/A         N/A         N/A       +9.01%
Class Y (inception 3/20/95)      +5.45%      +10.56%     +9.50%      +8.37%      +5.16%      +6.79%
With sales charge
Class A (inception 12/8/83)      +0.72%       +5.48%     +7.68%      +7.23%      +4.53%      +8.09%
Class B (inception 3/20/95)      -0.04%       +4.53%     +7.53%      +7.08%      +4.21%      +5.83%
Class C (inception 6/20/00)      +4.34%       +8.95%     +8.51%      +7.49%        N/A       +5.11%

AT DEC. 31, 2006
                                                                                              SINCE
Without sales charge           6 MONTHS*     1 YEAR     3 YEARS     5 YEARS    10 YEARS     INCEPTION
Class A (inception 12/8/83)      +7.46%      +10.76%     +8.91%      +8.60%      +5.04%      +8.34%
Class B (inception 3/20/95)      +7.04%       +9.90%     +8.09%      +7.78%      +4.25%      +5.92%
Class C (inception 6/20/00)      +7.43%      +10.32%     +8.10%      +7.81         N/A       +5.27%
Class I (inception 3/4/04)       +7.66%      +11.19%       N/A         N/A         N/A       +9.30%
Class Y (inception 3/20/95)      +7.55%      +11.33%     +9.09%      +8.77%      +5.19%      +6.87%
With sales charge
Class A (inception 12/8/83)      +2.34%       +5.50%     +7.15%      +7.55%      +4.53%      +8.11%
Class B (inception 3/20/95)      +2.04%       +4.90%     +6.93%      +7.48%      +4.25%      +5.92%
Class C (inception 6/20/00)      +6.43%       +9.32%     +8.10%      +7.81%        N/A       +5.27%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class Y shares. These share classes are available to institutional investors only.

*     Not annualized

------------------------------------------------------------------------------

6 RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, portfolio manager Scott Schroepfer discusses RiverSource High Yield Bond Fund's results and positioning for the semiannual period ended Nov. 30, 2006.

The specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organization. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.

Q: How did RiverSource High Yield Bond Fund perform for the semiannual period ended Nov. 30, 2006?

A: RiverSource High Yield Bond Fund rose 5.74% (Class A shares excluding sales charge) for the semiannual period ended Nov. 30, 2006, underperforming its benchmark, the JP Morgan Global High Yield Index (JP Morgan Index), which advanced 6.37% during the period. The Fund also underperformed its peer group, the Lipper High Current Yield Bond Funds Index, which returned 5.97% during the same time frame.

Q:    What factors most significantly affected performance for the period?

A: Strong performers for the period included GMAC, HCA and Windstream. General Motors' financial services subsidiary GMAC performed very well during the period and contributed positively as the market continued to gain more confidence in the sale of the company which was finalized at the end of November. HCA, an operator of hospitals and health systems, was a strong contributor during the last few months of the period. Telecommunications holding Windstream completed a merger with Valor Telecommunications Enterprises during the period and was a large new issue of bonds. The Fund owned Valor Telecommunications Enterprises bonds and decided to add Windstream to the Fund's portfolio based on favorable valuations. Windstream performed well and became one of the Fund's top contributors for the period.

--------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT 7

QUESTIONS & ANSWERS

      Weaker performers for the Fund during the semiannual period included Georgia Gulf and Select Medical. Chemical company Georgia Gulf performed poorly during the period based on the softness in the housing market. Select Medical, a specialty health care provider, suffered weak performance during the period over the uncertainty of government reimbursement for long-term acute care hospitals. We believe both positions are trading lower temporarily and the Fund continues to hold these positions.

Q: What changes did you make to the portfolio and how is it currently positioned?

A: During the period, we lowered the Fund's exposure to homebuilder and building materials securities as we saw the housing market soften. We sold positions early in the period, which benefited the portfolio as those industries underperformed the broader market. In addition, we sold some strong, yet volatile performers from the Fund's portfolio to lock in some profits, namely New Page, a coated paper supplier, and General Nutrition Centers, a health retailer.

      Currently the Fund has greater-than-JP Morgan Index weights in the energy, media and wireline telecommunications industries. The Fund also continues to be overweight in the health care sector relative to the JP Morgan Index, specifically, health care providers and hospitals. The Fund remains underweight in the information technology, manufacturing and industrials industries relative to the JP Morgan Index.

--------------------------------------------------------------------------------

8 RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

Q:    What is the Fund's tactical view and strategy for the months ahead?

A: Going forward, we continue to believe that the key to potential outperformance will be leveraging our strength in credit research. We strive to select the right bonds while maintaining a diligent review of potential credit risks at individual companies. We sell bonds when risks outweigh a bond's total return potential.

      We have a bottom-up approach when selecting credits. One of our competitive advantages is that our team of nine analysts performs in-depth research to acquire deep knowledge and insight of the industries they cover. We believe that good security selection based on quality and in-depth security research will be key to performance in the near term.

      We believe that the U.S. may well be in the last stage of the current economic recovery and may be entering a period when economic growth is expected to slow in what we would characterize as a "soft landing." We further expect corporate earnings growth to slow, which along with slower productivity gains, rising energy and commodity costs and higher labor costs, will likely put pressure on profit growth.

      INVESTMENT TERM

      SOFT LANDING: A term used to describe a rate of economic growth high enough to avoid recession but slow enough to avoid high inflation.

      Finally, while company fundamentals generally remain solid, we anticipate that the default rate within the high yield bond market, while not spiking dramatically, may increase somewhat over the coming months. Given this view, taking incremental risk when valuations do not justify doing so does not seem prudent. Accordingly, we intend to continue upgrading credit quality in the Fund's portfolio. We further intend, of course, to continue to seek opportunities to capitalize on attractively valued bonds that have the potential for positive returns.

------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT 9

INVESTMENTS IN SECURITIES

NOV. 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

BONDS (89.2%)

ISSUER                               COUPON      PRINCIPAL          VALUE(a)
                                      RATE        AMOUNT
AEROSPACE & DEFENSE (2.6%)
Communications & Power Inds
 Sr Sub Nts
  02-01-12                             8.00%    $ 8,935,000        $ 9,069,025
CPI Intl
 Sr Nts
  02-01-15                            11.30       9,095,000(k)       9,345,112
DRS Technologies
  02-01-16                             6.63       5,315,000          5,354,863
  02-01-18                             7.63       4,020,000          4,140,600
DRS Technologies
 Sr Sub Nts
  11-01-13                             6.88       4,295,000          4,327,213
L-3 Communications
  06-15-12                             7.63       6,955,000          7,215,813
  07-15-13                             6.13       1,035,000          1,024,650
L-3 Communications
 Sr Sub Nts
 Series B
  10-15-15                             6.38      11,100,000         11,016,749
                                                                   -----------
Total                                                               51,494,025
------------------------------------------------------------------------------

AUTOMOTIVE (2.9%)
Ford Motor Credit
  06-16-08                             6.63      10,805,000         10,744,708
Ford Motor Credit
 Sr Nts
  08-10-11                             9.88       6,908,000          7,356,329
GMAC
  04-15-16                             7.70      14,715,000         13,611,375
Goodyear Tire & Rubber
 Sr Nts
  12-01-09                             9.14       5,750,000(d,k)     5,757,188
  12-01-11                             8.63       4,830,000(d)       4,902,450
Insurance Auto Auctions
  04-01-13                            11.00      16,565,000         16,565,000
                                                                   -----------
Total                                                               58,937,050
------------------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                               COUPON      PRINCIPAL          VALUE(a)
                                      RATE        AMOUNT
BROKERAGE (0.9%)
LaBranche & Co
 Sr Nts
  05-15-09                              9.50%   $   670,000        $   705,175
  05-15-12                             11.00     16,080,000         17,366,400
                                                                   -----------
Total                                                               18,071,575
------------------------------------------------------------------------------

BUILDING MATERIALS (1.2%)
Ainsworth Lumber
  10-01-12                              7.25        980,000(c)         774,200
Gibraltar Inds
 Series B
  12-01-15                              8.00      5,472,000          5,348,880
Interline Brands
 Sr Sub Nts
  06-15-14                              8.13      3,119,000          3,204,773
Norcraft Companies LP/Finance
 Sr Sub Nts
  11-01-11                              9.00      5,780,000          5,895,600
Norcraft Holdings LP/Capital
 Sr Disc Nts (Zero coupon through
  09-01-08, thereafter 9.75%)
  09-01-12                              9.19     10,975,000(n)       9,054,375
                                                                   -----------
Total                                                               24,277,828
------------------------------------------------------------------------------

CHEMICALS (5.2%)
Chemtura
 06-01-16                               6.88      4,210,000          4,136,325
Crystal US Holdings 3 LLC/Sub3
 Sr Disc Nts Series B
 (Zero coupon through 10-01-09,
 thereafter 10.50%)
  10-01-14                              9.42      9,074,000(n)       7,667,530
Georgia Gulf
 Sr Nts
  12-15-13                              7.13      7,977,000          7,019,760
Georgia Gulf
 Sr Sub Nts
  10-15-16                             10.75     16,014,000(d)      15,253,335

See accompanying notes to investments in securities.

------------------------------------------------------------------------------

10 RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT

ISSUER                                  COUPON       PRINCIPAL            VALUE(a)
                                         RATE          AMOUNT
CHEMICALS (CONT.)
Hexion US Finance/Nova Scotia
 Sr Nts
  11-15-14                                9.75%     $  8,715,000(d)     $  8,845,725
INEOS Group Holdings
 Sr Sub Nts
  02-15-16                                8.50        12,095,000(c,d)     11,671,675
INVISTA
  05-01-12                                9.25        24,170,000(d)       25,831,687
Lyondell Chemical
  09-15-16                                8.25         4,600,000           4,784,000
NALCO
 Sr Nts
  11-15-11                                7.75         3,980,000           4,059,600
NALCO
 Sr Sub Nts
  11-15-13                                8.88         6,155,000           6,508,913
PQ
  02-15-13                                7.50         9,135,000           8,906,625
                                                                        ------------
Total                                                                    104,685,175
------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.8%)
Case New Holland
  03-01-14                                7.13        10,375,000          10,452,813
United Rentals North America
 Sr Sub Nts
  02-15-14                                7.00         5,905,000           5,727,850
                                                                        ------------
Total                                                                     16,180,663
------------------------------------------------------------------------------------

CONSUMER PRODUCTS (2.3%)
AAC Group Holding
 Sr Disc Nts
 (Zero coupon through 10-01-08,
 thereafter 10.25%)
  10-01-12                               10.07         7,165,000(n)        6,126,075
Sealy Mattress
 Sr Sub Nts
  06-15-14                                8.25        12,410,000          12,890,887
Spectrum Brands
 Sr Sub Nts
  10-01-13                                8.50        11,505,000          10,296,975
Visant Holding
 Sr Disc Nts (Zero coupon
 through 12-01-08,
 thereafter 10.25%)
  12-01-13                               10.25         6,815,000(n)        5,946,088

BONDS (CONTINUED)

ISSUER                                  COUPON       PRINCIPAL            VALUE(a)
                                         RATE         AMOUNT
CONSUMER PRODUCTS (CONT.)
Visant Holding
 Sr Nts
  12-01-13                                8.75%     $ 11,415,000        $ 11,714,644
                                                                        ------------
Total                                                                     46,974,669
------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (1.1%)
ALH Finance LLC
 Sr Sub Nts
  01-15-13                                8.50         2,246,000           2,201,080
Covalence Specialty Materials
 Sr Sub Nts
  03-01-16                               10.25         5,840,000(d)        5,504,200
RBS Global & Rexnord
  08-01-14                                9.50         5,174,000(d)        5,368,025
TriMas
  06-15-12                                9.88         8,485,000           8,145,600
                                                                        ------------
Total                                                                     21,218,905
------------------------------------------------------------------------------------

ELECTRIC (3.8%)
Dynegy Holdings
  05-15-18                                7.13         8,125,000           7,678,125
Dynegy Holdings
 Sr Unsecured
  05-01-16                                8.38        11,650,000          12,116,000
Edison Mission Energy
  06-15-16                                7.75        14,325,000          14,969,625
Midwest Generation LLC
 Series B
  01-02-16                                8.56         6,693,428           7,295,836
Mirant Americas Generation LLC
 Sr Nts
  05-01-11                                8.30         6,935,000           7,039,025
Mirant North America LLC
  12-31-13                                7.38         8,905,000           9,016,313
NRG Energy
  02-01-14                                7.25         5,441,000           5,441,000
  02-01-16                                7.38         4,640,000           4,640,000
  01-15-17                                7.38         4,820,000           4,807,950
Reliant Energy
 Secured
  12-15-14                                6.75         2,915,000           2,827,550
                                                                        ------------
Total                                                                     75,831,424
------------------------------------------------------------------------------------

                          See accompanying notes to investments in securities.

------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT 11

ISSUER                                         COUPON     PRINCIPAL          VALUE(a)
                                                RATE        AMOUNT
ENTERTAINMENT (1.2%)
AMC Entertainment
  02-01-16                                      11.00%   $ 12,420,000      $ 13,708,575
United Artists Theatre Circuit
 Series BB5
  07-01-15                                       9.30       7,813,610(m)      8,126,154
United Artists Theatre Circuit
 Series BC3
  07-01-15                                       9.30       2,506,359(m)      2,606,614
                                                                           ------------
Total                                                                        24,441,343
---------------------------------------------------------------------------------------

ENVIRONMENTAL (1.1%)
Allied Waste North America
 Series B
  05-15-16                                       7.13       5,220,000         5,187,375
Allied Waste North America
 Sr Nts
  04-15-13                                       7.88       3,080,000         3,187,800
Clean Harbors
  07-15-12                                      11.25       6,435,000         7,181,409
WCA Waste
 Sr Nts
  06-15-14                                       9.25       5,510,000(d)      5,730,400
                                                                           ------------
Total                                                                        21,286,984
---------------------------------------------------------------------------------------

FOOD AND BEVERAGE (2.7%)
ASG Consolidated LLC/Finance
 Sr Disc Nts (Zero coupon through 11-01-08,
 thereafter 11.50%)
  11-01-11                                      11.35      19,195,000(n)     17,083,550
Constellation Brands
  09-01-16                                       7.25       6,305,000         6,454,744
Cott Beverages USA
  12-15-11                                       8.00      17,225,000        17,569,500
Pinnacle Foods Group
 Sr Sub Nts
  12-01-13                                       8.25      12,385,000        12,632,700
                                                                           ------------
Total                                                                        53,740,494
---------------------------------------------------------------------------------------

GAMING (5.1%)
Boyd Gaming
 Sr Sub Nts
  04-15-14                                       6.75      10,015,000         9,927,369
  02-01-16                                       7.13       1,356,000         1,342,440
Circus & Eldorado Jt Venture/Silver Legacy
 Capital 1st Mtge
  03-01-12                                      10.13       6,190,000         6,507,238

BONDS (CONTINUED)

ISSUER                                         COUPON     PRINCIPAL          VALUE(a)
                                                RATE        AMOUNT
GAMING (CONT.)
Harrah's Operating
  06-01-16                                       6.50%   $  7,660,000      $  6,840,449
  10-01-17                                       5.75       3,830,000         3,210,777
Majestic Star Casino LLC/Capital
  10-15-10                                       9.50      10,595,000        10,939,338
MGM MIRAGE
 Sr Nts
  02-27-14                                       5.88      20,550,000        19,137,187
Mohegan Tribal Gaming Authority
 Sr Nts
  02-15-13                                       6.13       7,865,000         7,766,688
Pokagon Gaming Authority
 Sr Nts
  06-15-14                                      10.38      10,250,000(d)     11,121,249
Station Casinos
 Sr Sub Nts
  03-01-16                                       6.88       3,270,000         3,049,275
Tunica-Biloxi Gaming Authority
 Sr Unsecured
  11-15-15                                       9.00      10,420,000(d)     10,732,600
Wheeling Island Gaming
  12-15-09                                      10.13       1,210,000         1,231,175
Wynn Las Vegas LLC/Capital
 1st Mtge
  12-01-14                                       6.63       9,960,000         9,810,600
                                                                           ------------
Total                                                                       101,616,385
---------------------------------------------------------------------------------------

GAS PIPELINES (3.0%)
Colorado Interstate Gas
 Sr Nts
  03-15-15                                       5.95       8,560,000         8,405,843
  11-15-15                                       6.80       3,825,000         3,964,643
Southern Natural Gas
  03-15-10                                       8.88       5,970,000         6,275,204
Southern Star Central
 Sr Nts
  03-01-16                                       6.75       7,040,000         7,040,000
Williams Companies
  09-01-21                                       7.88       4,360,000         4,654,300
Williams Companies
 Sr Nts
  07-15-19                                       7.63      28,425,000        30,130,500
                                                                           ------------
Total                                                                        60,470,490
---------------------------------------------------------------------------------------

------------------------------------------------------------------------------

12 RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT

ISSUER                                         COUPON     PRINCIPAL          VALUE(a)
                                                RATE        AMOUNT
HEALTH CARE (9.4%)
Community Health Systems
 Sr Sub Nts
  12-15-12                                       6.50%   $ 10,795,000      $ 10,390,188
DaVita
  03-15-15                                       7.25      15,425,000        15,540,687
HCA
 Secured
  11-15-14                                       9.13       4,165,000(d)      4,342,013
  11-15-16                                       9.25      15,655,000(d)     16,320,337
HCA
 Sr Unsecured
  02-15-16                                       6.50       7,030,000         5,817,325
HealthSouth
 Sr Nts
  06-15-16                                      10.75       7,937,000(d)      8,413,220
IASIS Healthcare LLC/Capital
 Sr Sub Nts
  06-15-14                                       8.75      13,644,000        13,575,779
LifeCare Holdings
 Sr Sub Nts
  08-15-13                                       9.25       8,855,000         5,445,825
MedCath Holdings
 Sr Nts
  07-15-12                                       9.88      13,576,000        14,594,199
Omnicare
 Sr Sub Nts
  12-15-13                                       6.75       6,525,000         6,394,500
  12-15-15                                       6.88       7,980,000         7,800,450
Select Medical
  02-01-15                                       7.63      12,587,000        10,510,145
Select Medical
 Sr Unsecured
  09-15-15                                      11.18      16,110,000(k)     13,371,300
Triad Hospitals
 Sr Nts
  05-15-12                                       7.00      13,310,000        13,443,100
Triad Hospitals
 Sr Sub Nts
  11-15-13                                       7.00       7,185,000         7,202,963
US Oncology
  08-15-14                                      10.75       3,710,000         4,099,550
US Oncology Holdings
 Sr Nts
  03-15-15                                      10.68      10,725,000(k)     11,019,938

BONDS (CONTINUED)

ISSUER                                         COUPON     PRINCIPAL          VALUE(a)
                                                RATE        AMOUNT
HEALTH CARE (CONT.)
Vanguard Health Holding I LLC
 Sr Disc Nts (Zero coupon through
 10-01-09, thereafter 11.25%)
  10-01-15                                      11.07%   $  8,015,000(n)   $  6,091,400
Vanguard Health Holding II LLC
 Sr Sub Nts
  10-01-14                                       9.00      11,921,000        11,921,000
                                                                           ------------
Total                                                                       186,293,919
---------------------------------------------------------------------------------------

HOME CONSTRUCTION (1.1%)
K Hovnanian Enterprises
  05-15-16                                       7.50       3,355,000         3,346,613
Meritage Homes
  03-15-15                                       6.25       7,255,000         6,710,875
Standard-Pacific
 Sr Nts
  08-15-15                                       7.00       4,570,000(g)      4,352,925
Stanley-Martin Communities LLC
  08-15-15                                       9.75       4,004,000         3,023,020
William Lyon Homes
 Sr Nts
  02-15-14                                       7.50       6,250,000         5,156,250
                                                                           ------------
Total                                                                        22,589,683
---------------------------------------------------------------------------------------

INDEPENDENT ENERGY (5.3%)
Chaparral Energy
  12-01-15                                       8.50       8,032,000         8,032,000
Chesapeake Energy
 Sr Nts
  08-15-14                                       7.00       6,722,000         6,755,610
Compton Petroleum Finance
  12-01-13                                       7.63      11,721,000(c)     11,134,949
Denbury Resources
 Sr Sub Nts
  12-15-15                                       7.50       3,225,000         3,249,188
Encore Acquisition
  12-01-17                                       7.25       4,585,000         4,447,450
Encore Acquisition
 Sr Sub Nts
  04-15-14                                       6.25       2,005,000         1,874,675
  07-15-15                                       6.00       9,000,000         8,167,500
EXCO Resources
  01-15-11                                       7.25      17,228,000        17,055,719

                          See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT 13

ISSUER                                         COUPON     PRINCIPAL          VALUE(a)
                                                RATE        AMOUNT
INDEPENDENT ENERGY (CONT.)
Hilcorp Energy I LP/Finance
 Sr Nts
  11-01-15                                       7.75%   $  8,940,000(d)   $  8,805,900
  06-01-16                                       9.00       3,303,000(d)      3,476,408
Petrohawk Energy
  07-15-13                                       9.13      12,625,000        13,145,780
Pioneer Natural Resources
  05-01-18                                       6.88       9,015,000         8,933,595
Pioneer Natural Resources
 Sr Nts
  07-15-16                                       5.88      10,175,000         9,545,178
Range Resources
  05-15-16                                       7.50       2,450,000         2,511,250
                                                                           ------------
Total                                                                       107,135,202
---------------------------------------------------------------------------------------

MEDIA CABLE (4.8%)
CCH I LLC
 Secured
  10-01-15                                      11.00       3,339,000         3,272,220
CCH II Holdings LLC/Capital
  10-01-13                                      10.25       4,200,000(d)      4,389,000
CCO Holdings LLC/Capital
 Sr Nts
  12-15-10                                       9.52       7,035,000(k)      7,193,288
  11-15-13                                       8.75       5,940,000         6,088,500
Charter Communications Operating LLC/Capital
 Sr Nts
  04-30-12                                       8.00       8,885,000(d)      9,129,338
CSC Holdings
 Sr Nts
  04-15-12                                       6.75      13,750,000(d)     13,509,375
DIRECTV Holdings LLC/Finance
  06-15-15                                       6.38       7,500,000         7,237,500
EchoStar DBS
  10-01-14                                       6.63       6,565,000         6,368,050
  02-01-16                                       7.13       8,840,000         8,773,700
EchoStar DBS
 Sr Nts
  10-01-11                                       6.38       2,815,000         2,800,925
NTL Cable
  04-15-14                                       8.75         485,000(c)        506,825
NTL Cable
 Sr Nts
  08-15-16                                       9.13       4,785,000(c)      5,072,100

BONDS (CONTINUED)

ISSUER                               COUPON      PRINCIPAL            VALUE(a)
                                      RATE         AMOUNT
MEDIA CABLE (CONT.)
Quebecor Media
Sr Nts
 03-15-16                              7.75%   $ 7,420,000(c)       $ 7,512,750
Videotron Ltee
 01-15-14                              6.88     14,860,000(c)        14,822,849
                                                                    -----------
Total                                                                96,676,420
-------------------------------------------------------------------------------

MEDIA NON CABLE (9.2%)
Clear Channel Communications
 Sr Unsub
  12-15-16                             5.50     13,305,000           10,992,059
Entercom Radio LLC/Capital
  03-01-14                             7.63      3,255,000            3,214,313
Idearc
 Sr Nts
  11-15-16                             8.00     17,055,000(d)        17,353,462
Intelsat Bermuda
  06-15-16                             9.25      3,635,000(c,d)       3,889,450
Intelsat Bermuda
 Sr Nts
  06-15-13                            11.64      5,540,000(c,d,k)     5,872,400
  06-15-16                            11.25      4,120,000(c,d)       4,516,550
Lamar Media
  01-01-13                             7.25      5,733,000            5,761,665
  08-15-15                             6.63      8,667,000            8,417,824
Lamar Media
 Sr Sub Nts
  08-15-15                             6.63      6,030,000(d)         5,856,638
Liberty Media
 Sr Nts
  05-15-13                             5.70     14,441,000           13,750,995
LIN TV
 Series B
  05-15-13                             6.50      8,430,000            8,008,500
Nielsen Finance LLC
 Sr Disc Nts (Zero coupon through
 08-01-11, thereafter 12.50%)
  08-01-16                            12.07      8,480,000(d,n)       5,533,200
Nielsen Finance LLC
 Sr Nts
  08-01-14                            10.00      7,510,000(d)         7,941,825
Radio One
  02-15-13                             6.38     10,930,000           10,192,225
Rainbow Natl Services LLC
 Sr Nts
  09-01-12                             8.75     14,320,000(d)        15,035,999

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

14 RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT

ISSUER                                 COUPON     PRINCIPAL         VALUE(a)
                                        RATE        AMOUNT
MEDIA NON CABLE (CONT.)
Rainbow Natl Services LLC
 Sr Sub Deb
  09-01-14                              10.38%   $ 6,175,000(d)   $  6,854,250
RH Donnelley
 Sr Disc Nts Series A-1
  01-15-13                               6.88      2,420,000         2,317,150
RH Donnelley
 Sr Disc Nts Series A-2
  01-15-13                               6.88     19,789,000        18,947,967
RH Donnelley
 Sr Nts
  01-15-13                               6.88     16,975,000        16,253,562
Sinclair Broadcast Group
  03-15-12                               8.00      5,846,000         6,021,380
Sun Media
  02-15-13                               7.63      8,125,000(c)      8,246,875
                                                                  ------------
Total                                                              184,978,289
------------------------------------------------------------------------------

OIL FIELD SERVICES (1.0%)
Chart Inds
 Sr Sub Nts
  10-15-15                               9.13      9,185,000(d)      9,586,844
Quicksilver Resources
  04-01-16                               7.13      9,850,000         9,456,000
                                                                  ------------
Total                                                               19,042,844
------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (1.3%)
Cardtronics
  08-15-13                               9.25     13,730,000        14,347,850
Triad Acquisition
 Sr Unsecured
 Series B
  05-01-13                              11.13     12,705,000        12,069,750
                                                                  ------------
Total                                                               26,417,600
------------------------------------------------------------------------------

OTHER INDUSTRY (0.2%)
Rental Service
  12-01-14                               9.50      4,935,000(d)      4,996,688
------------------------------------------------------------------------------

PACKAGING (1.7%)
Berry Plastic Holding
 Secured
  09-15-14                               8.88      2,657,000(d)      2,680,249
Crown Americas LLC/Capital
 Sr Nts
  11-15-15                               7.75     15,325,000        15,746,437

BONDS (CONTINUED)

ISSUER                                         COUPON     PRINCIPAL           VALUE(a)
                                                RATE       AMOUNT
PACKAGING (CONT.)
Owens-Brockway Glass Container
  05-15-13                                       8.25%   $ 9,975,000        $10,274,250
Plastipak Holdings
 Sr Nts
  12-15-15                                       8.50      4,760,000(d)       4,879,000
                                                                            -----------
Total                                                                        33,579,936
---------------------------------------------------------------------------------------

PAPER(3.0%)
Boise Cascade LLC
  10-15-14                                       7.13      9,825,000          9,432,000
Cascades
 Sr Nts
  02-15-13                                       7.25      6,660,000(c)       6,626,700
Georgia-Pacific
  06-15-15                                       7.70     10,116,000         10,368,900
Jefferson Smurfit US
  10-01-12                                       8.25      2,440,000          2,348,500
  06-01-13                                       7.50      5,620,000          5,184,450
NewPage
 Secured
  05-01-12                                      10.00     17,347,000         18,257,717
Norampac
 Sr Nts
  06-01-13                                       6.75      2,425,000(c)       2,358,313
Smurfit Kappa Funding
 Sr Nts
  10-01-12                                       9.63      6,060,000(c)       6,408,450
                                                                            -----------
Total                                                                        60,985,030
---------------------------------------------------------------------------------------

PHARMACEUTICALS (0.7%)
CDRV Investors
 Sr Disc Nts (Zero coupon through 01-01-10,
 thereafter 9.63%)
  01-01-15                                       9.58      7,235,000(n)       5,643,300
Warner Chilcott
  02-01-15                                       8.75      8,835,000          9,055,875
                                                                            -----------
Total                                                                        14,699,175
---------------------------------------------------------------------------------------

RAILROADS (0.2%)
Kansas City Southern de Mexico
 Sr Nts
  12-01-13                                       7.63      3,880,000(c,d)     3,880,000
---------------------------------------------------------------------------------------

RETAILERS (3.6%)
AutoNation
  04-15-14                                       7.00      4,595,000          4,595,000

See accompanying notes to investments in securities.

------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT 15

ISSUER                                         COUPON     PRINCIPAL           VALUE(a)
                                                RATE        AMOUNT
RETAILERS (CONT.)
Blockbuster
 Sr Sub Nts
  09-01-12                                       9.00%   $ 3,757,000        $ 3,616,113
GNC
  12-01-11                                      12.14     10,650,000(d,k)    10,610,062
Michaels Stores
 Sr Nts
  11-01-14                                      10.00      2,650,000(d)       2,706,313
Michaels Stores
 Sr Sub Nts
  11-01-16                                      11.38      9,275,000(d)       9,483,687
Neiman Marcus Group
  10-15-15                                      10.38      6,804,000          7,526,925
Sally Holdings LLC
 Sr Nts
  11-15-14                                       9.25      4,670,000(d)       4,775,075
Sally Holdings LLC
 Sr Sub Nts
  11-15-16                                      10.50      4,210,000(d)       4,320,513
Toys "R" Us
  04-15-13                                       7.88     17,055,000         14,518,068
  10-15-18                                       7.38      4,470,000          3,447,488
United Auto Group
 Sr Sub Nts
  12-15-16                                       7.75      5,695,000(d,f)     5,695,000
                                                                            -----------
Total                                                                        71,294,244
---------------------------------------------------------------------------------------

TECHNOLOGY (2.9%)
Freescale Semiconductor
 Sr Nts
  12-15-14                                       8.88      8,130,000(d,f)     8,140,163
  12-15-14                                       9.24      2,360,000(d,f,k)   2,336,400
NXP Funding LLC
 Secured
  10-15-13                                       8.12      8,595,000(c,d,k)   8,723,925
NXP Funding LLC
 Sr Nts
  10-15-15                                       9.50      8,685,000(c,d)     8,912,981
SS&C Technologies
  12-01-13                                      11.75      6,500,000          6,987,500
SunGard Data Systems
  08-15-13                                       9.13      9,035,000          9,475,456

BONDS (CONTINUED)

ISSUER                                        COUPON     PRINCIPAL           VALUE(a)
                                               RATE        AMOUNT
TECHNOLOGY (CONT.)
West
 Sr Nts
  10-15-14                                      9.50%    $ 6,185,000(d)     $ 6,138,613
  10-15-16                                     11.00       6,825,000(d)       6,790,875
                                                                            -----------
Total                                                                        57,505,913
---------------------------------------------------------------------------------------

TOBACCO (0.3%)
Reynolds American
 Secured
   06-01-16                                      7.63      5,000,000(d)       5,335,330
---------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (1.1%)
Avis Budget Car Rental LLC/Finance
 Sr Nts
  05-15-14                                       7.63      6,690,000(d)       6,464,213
  05-15-16                                       7.75      4,915,000(d)       4,736,831
Hertz
 Sr Sub Nts
  01-01-16                                      10.50      5,848,000(d)       6,374,320
Quality Distribution LLC/Capital
  01-15-12                                       9.87      4,239,000(k)       4,302,585
                                                                            -----------
Total                                                                        21,877,949
---------------------------------------------------------------------------------------

WIRELESS (4.3%)
American Tower
 Sr Nts
  10-15-12                                       7.13     14,405,000         14,729,113
Centennial Communications
 Sr Nts
  01-01-13                                      10.00      7,655,000          7,999,475
  01-01-13                                      11.12      3,910,000(k)       4,085,950
Centennial Communications/Cellular
Operating LLC
 Sr Nts
  02-01-14                                       8.13      4,330,000          4,362,475
Cricket Communications
  11-01-14                                       9.38      7,865,000(d)       8,041,963
Dobson Cellular Systems
 Secured
  11-01-12                                       9.88      7,505,000          8,142,925
MetroPCS Wireless
  11-01-14                                       9.25     11,225,000(d)      11,407,406
Nextel Communications
 Sr Nts Series D
  08-01-15                                       7.38     16,200,000         16,726,499


See accompanying notes to investments in securities.

------------------------------------------------------------------------------

16 RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT

ISSUER                                      COUPON     PRINCIPAL          VALUE(a)
                                             RATE        AMOUNT
WIRELESS (CONT.)
Rogers Wireless
 Sr Sub Nts
  12-15-12                                    8.00%   $ 9,795,000(c)   $   10,382,700
                                                                       --------------
Total                                                                      85,878,506
-------------------------------------------------------------------------------------

WIRELINES (5.2%)
Cincinnati Bell
 Sr Sub Nts
  01-15-14                                    8.38      3,645,000           3,727,013
Citizens Communications
 Sr Nts
  01-15-13                                    6.25     11,789,000          11,538,484
Embarq
  06-01-16                                    7.08      9,301,000           9,633,213
GCI
 Sr Nts
  02-15-14                                    7.25     12,370,000          12,122,600
Level 3 Communications
  03-01-10                                   11.50      1,240,000           1,291,150
Level 3 Financing
  10-15-11                                   10.75      6,175,000           6,568,656
  03-15-13                                   12.25      4,775,000           5,395,750
Qwest Communications Intl
  02-15-14                                    7.50      3,000,000           3,090,000
Qwest
 Sr Nts
  10-01-14                                    7.50      2,720,000(d)        2,883,200
  06-15-15                                    7.63     13,460,000          14,368,550
Valor Telecommunications Enterprises
LLC/Finance
  02-15-15                                    7.75      6,030,000           6,437,025
Windstream
 Sr Nts
  08-01-16                                    8.63     25,643,000(d)       27,918,815
                                                                       --------------
Total                                                                     104,974,456
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,761,346,093)                                                 $1,787,368,194
-------------------------------------------------------------------------------------

SENIOR LOANS (5.2%)(j)

ISSUER                                      COUPON    PRINCIPAL           VALUE(a)
                                             RATE      AMOUNT
ELECTRIC (0.6%)
NRG Energy
 Tranche B Term Loan
  02-01-13                                    7.37%   $11,769,803      $   11,820,060
-------------------------------------------------------------------------------------

ENVIRONMENTAL (0.3%)
Allied Waste Inds North America
 Tranche AW Term Loan
  01-15-12                               7.12-7.21      5,811,760           5,799,672
-------------------------------------------------------------------------------------

HEALTH CARE (0.8%)
HCA
 Tranche B Term Loan
  11-14-13                                    8.09     15,170,000          15,266,330
-------------------------------------------------------------------------------------
MEDIA CABLE (0.3%)
Charter Communications Operating
 2nd Lien Term Loan
  04-28-13                                    8.01      6,500,000           6,538,610
-------------------------------------------------------------------------------------

MEDIA NON CABLE (0.8%)
VNU
 Tranche B Term Loan
  08-09-13                                    8.13     16,900,000(c)       16,966,079
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.3%)
ACE Cash Express
 Tranche B Term Loan
  10-05-13                                    8.32      6,435,000           6,435,000
-------------------------------------------------------------------------------------
PAPER(0.4%)
Georgia Pacific
 2nd Lien Tranche C Term Loan
  12-23-13                                    8.39      8,600,000           8,610,234
-------------------------------------------------------------------------------------
RETAILERS (0.7%)
Sally Holdings LLC
 Tranche A Term Loan
  11-16-12                               7.82-7.87      2,550,000           2,560,200
Toys "R" Us
 Tranche B Term Loan
  07-19-12                                    9.63     10,500,000          10,746,120
                                                                       --------------
Total                                                                      13,306,320
-------------------------------------------------------------------------------------
WIRELINES (1.0%)
Qwest
 Tranche B Term Loan
  06-30-10                                    6.95     19,045,000          19,323,818
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $103,182,669)                                                   $  104,066,123
-------------------------------------------------------------------------------------

                          See accompanying notes to investments in securities.

------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT 17

COMMON STOCKS (0.1%)

ISSUER                         SHARES                           VALUE(a)
Arena Brands                    111,111(b,m)                  $ 1,427,776
Link Energy LLC Unit          1,646,684(b,l)                       41,167
-------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $18,965,223)                                           $ 1,468,943
-------------------------------------------------------------------------

OTHER (0.3%)

ISSUER                         SHARES                           VALUE(a)
Varde Fund V LP              25,000,000(e,m)                  $ 6,867,000
-------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                   $ 6,867,000
-------------------------------------------------------------------------

MONEY MARKET FUND (3.8%)(h)

                                          SHARES                   VALUE (a)
RiverSource Short-Term
 Cash Fund                              75,975,200(i)              $75,975,200
------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $75,975,200)                                                $75,975,200
------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,959,469,185)(o)                                       $1,975,745,460
==============================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2006, the value of foreign securities represented 6.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2006, the value of these securities amounted to $429,776,365 or 21.4% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) At Nov. 30, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $16,159,040.

(g) At Nov. 30, 2006, security was partially or fully on loan. See Note 5 to the financial statements.

(h) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.04% of net assets. See
      Note 5 to the financial statements. 3.76% of net assets is the Fund's cash equivalent position.

(i)   Affiliated Money Market Fund - See Note 6 to the financial statements.

(j) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2006.


------------------------------------------------------------------------------

18 RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT

(l) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the three months ended Nov. 30, 2006 are as follows:

ISSUER                       BEGINNING      PURCHASE      SALES         ENDING      DIVIDEND      VALUE(a)
                                COST          COST         COST          COST        INCOME
-----------------------------------------------------------------------------------------------------------
Link Energy LLC Unit        $13,076,335        $--          $--       $13,076,335      $--        $41,167

(m) Identifies issues considered to be illiquid as to their marketability (see Note 1 to the financial statements). These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Nov. 30, 2006, is as follows:

      SECURITY                                ACQUISITION                 COST
                                                 DATES
      ------------------------------------------------------------------------------
      Arena Brands
        Common                                   09-03-92               $5,888,888
      United Artists Theatre Circuit
        Series BB5
        9.30% 2015                         12-08-95 thru 04-03-02        7,528,597
      United Artists Theatre Circuit
        Series BC3
        9.30% 2015                                12-06-01               1,987,357
      Varde Fund V LP                       04-27-00 thru 06-19-00             --*

* The original cost for this position in fiscal year 2004 was $25,000,000. From Sept. 29, 2004 through March 7, 2005, $25,000,000 was returned to the fund in the form of return of capital.

(n) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(o) At Nov. 30, 2006, the cost of securities for federal income tax purposes was approximately $1,959,469,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                             $51,386,000
Unrealized depreciation                                             (35,110,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                         $16,276,000
-------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT 19

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOV. 30, 2006 (UNAUDITED)

ASSETS
Investments in securities, at value (Note 1)
  Unaffiliated issuers* (identified cost $1,870,417,650)                              $ 1,899,729,093
  Affiliated issuers (identified cost $13,076,335)                                             41,167
  Affiliated money market fund (identified cost $75,975,200) (Note 6)                      75,975,200
-----------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $1,959,469,185)                        1,975,745,460
Capital shares receivable                                                                     443,207
Accrued interest receivable                                                                36,130,420
Receivable for investment securities sold                                                  29,193,869
Other receivables                                                                             220,452
-----------------------------------------------------------------------------------------------------
Total assets                                                                            2,041,733,408
-----------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash on demand deposit                                              98,682
Dividends payable to shareholders                                                           3,297,861
Capital shares payable                                                                        199,418
Payable for investment securities purchased                                                32,480,692
Payable upon return of securities loaned (Note 5)                                             990,000
Accrued investment management services fee                                                     31,678
Accrued distribution fee                                                                      408,467
Accrued service fee                                                                                 3
Accrued transfer agency fee                                                                     3,380
Accrued administrative services fee                                                             3,497
Other accrued expenses                                                                        194,500
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          37,708,178
-----------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                    $ 2,004,025,230
=====================================================================================================
REPRESENTED BY
Capital stock - $.01 par value (Note 1)                                               $     6,804,317
Additional paid-in capital                                                              3,351,954,567
Undistributed net investment income                                                        20,701,401
Accumulated net realized gain (loss) (Note 8)                                          (1,391,931,782)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies                       16,496,727
-----------------------------------------------------------------------------------------------------
Total - representing net assets applicable to outstanding capital stock               $ 2,004,025,230
=====================================================================================================
Net assets applicable to outstanding shares:            Class A                       $ 1,516,955,497
                                                        Class B                       $   341,808,153
                                                        Class C                       $    25,807,925
                                                        Class I                       $   118,437,209
                                                        Class Y                       $     1,016,446
Net asset value per share of outstanding capital stock: Class A shares   514,955,580  $          2.95
                                                        Class B shares   116,080,003  $          2.94
                                                        Class C shares     8,817,831  $          2.93
                                                        Class I shares    40,232,841  $          2.94
                                                        Class Y shares       345,404  $          2.94
-----------------------------------------------------------------------------------------------------
*Including securities on loan, at value (Note 5)                                      $       952,500
-----------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

20 RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS

SIX MONTHS ENDED NOV. 30, 2006 (UNAUDITED)

INVESTMENT INCOME

Income:
Interest                                                              $  78,314,350
Income distributions from affiliated money market fund (Note 6)           1,304,342
Fee income from securities lending (Note 5)                                  28,479
-----------------------------------------------------------------------------------
Total income                                                             79,647,171
-----------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                        5,737,522
Distribution fee
  Class A                                                                 1,907,945
  Class B                                                                 1,834,711
  Class C                                                                   132,044
Transfer agency fee                                                       1,372,065
Incremental transfer agency fee
  Class A                                                                   103,793
  Class B                                                                    45,438
  Class C                                                                     3,031
Service fee - Class Y                                                           408
Administrative services fees and expenses                                   633,605
Compensation of board members                                                16,107
Custodian fees                                                               70,455
Printing and postage                                                        121,000
Registration fees                                                            39,920
Audit fees                                                                   24,250
Other                                                                        43,104
-----------------------------------------------------------------------------------
Total expenses                                                           12,085,398
  Earnings and bank fee credits on cash balances (Note 2)                   (66,631)
-----------------------------------------------------------------------------------
Total net expenses                                                       12,018,767
-----------------------------------------------------------------------------------
Investment income (loss) - net                                           67,628,404
-----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) - NET
Net realized gain (loss) on:
  Security transactions (Note 3)                                          2,609,202
  Payment from affiliate (Note 2)                                           231,820
-----------------------------------------------------------------------------------
Net realized gain (loss) on investments                                   2,841,022
Net change in unrealized appreciation (depreciation) on investments
 and on translation of assets and liabilities in foreign currencies      34,515,548
-----------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                    37,356,570
-----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       $ 104,984,974
===================================================================================

See accompanying notes to financial statements.

-------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT 21

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       NOV. 30, 2006      MAY 31, 2006
                                                                      SIX MONTHS ENDED     YEAR ENDED
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) - net                                        $    67,628,404    $   145,724,602
Net realized gain (loss) on investments                                     2,841,022        (13,476,881)
Net change in unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies       34,515,548         42,760,813
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           104,984,974        175,008,534
--------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                               (53,738,468)      (114,785,535)
    Class B                                                               (11,404,109)       (31,669,446)
    Class C                                                                  (826,091)        (1,962,972)
    Class I                                                                (2,534,829)          (154,455)
    Class Y                                                                   (29,556)           (40,907)
--------------------------------------------------------------------------------------------------------
Total distributions                                                       (68,533,053)      (148,613,315)
--------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
    Class A shares (Note 2)                                               135,405,503        257,237,436
    Class B shares                                                         18,013,375         52,084,596
    Class C shares                                                          1,305,382          4,082,194
    Class I shares                                                         90,950,809         24,019,744
    Class Y shares                                                            287,474            304,037
Reinvestment of distributions at net asset value
    Class A shares                                                         39,225,795         84,850,899
    Class B shares                                                          8,701,502         24,780,868
    Class C shares                                                            629,409          1,547,960
    Class I shares                                                          2,359,096            127,612
    Class Y shares                                                             28,624             40,589
Payments for redemptions
    Class A shares                                                       (221,619,022)      (559,836,065)
    Class B shares (Note 2)                                              (122,952,607)      (280,797,049)
    Class C shares (Note 2)                                                (4,451,703)       (14,285,936)
    Class I shares                                                           (923,291)            (4,870)
    Class Y shares                                                            (31,750)          (147,789)
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         (53,071,404)      (405,995,774)
--------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   (16,619,483)      (379,600,555)
Net assets at beginning of period                                       2,020,644,713      2,400,245,268
--------------------------------------------------------------------------------------------------------
Net assets at end of period                                           $ 2,004,025,230    $ 2,020,644,713
========================================================================================================
Undistributed net investment income                                   $    20,701,401    $    21,606,050
--------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

------------------------------------------------------------------------------

22 RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Nov. 30, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource High Yield Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource High Yield Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in high-yielding, high risk corporate bonds, commonly known as junk bonds.

The Fund offers Class A, Class B, Class C and Class Y shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. These changes are effective Dec. 11, 2006.

The Fund offers an additional Class of shares, Class I, exclusively to certain institutional investors. Class I shares have no sales charge and are made available through a separate prospectus supplement provided to investors eligible to purchase the shares. At Nov. 30, 2006, Ameriprise Financial, Inc. (Ameriprise Financial) and the affiliated funds-of funds owned 100% of Class I shares, which represents 5.91% of the Fund's net assets.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, transfer agency fees and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT 23

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board. Shortterm securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

ILLIQUID SECURITIES

At Nov. 30, 2006, investments in securities included issues that are illiquid which the Fund currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Nov. 30, 2006 was $19,027,544 representing 0.95% of net assets. These securities are valued at fair value according to methods selected in good faith by the Board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Nov. 30, 2006, the Fund has entered into outstanding when-issued securities of $16,159,040.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised.


------------------------------------------------------------------------------

24 RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT

The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

-----------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT 25

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157"). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

-----------------------------------------------------------------------------

26 RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of the Fund are being evaluated to determine the impact, if any, to the Fund. The adoption of FIN 48 is not anticipated to have a material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. Non-cash dividends or interest included in investment income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily. The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.


------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT 27

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.59% to 0.36% annually as the Fund's assets increase.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase.

Other expenses include, among other things, certain expenses of the Fund or the Board (including its independent members) equal to $37,532 that are paid by the Fund through Board Services Corporation, an entity that provides services to the Board and the Fund pursuant to a separate agreement. These expenses include: Fund boardroom expense, Board Services Corporation office expense, Board Services Corporation employee compensation, including employee health and retirement benefits, Board Services Corporation audit and legal fees, Fund legal fees, certain taxes, filing fees and certain other expenses.

Compensation of board members includes compensation as well as retirement benefits. Certain other aspects of the Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation(the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00

o     Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

------------------------------------------------------------------------------

28 RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT

Effective Dec. 11, 2006, as part of the Board's approval to rename Class Y as Class R4, the fee structure under the Transfer Agency Agreement was revised from an account-based fee for Class Y to an asset-based fee for Class R4. The Fund will pay the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets for this service attributable to Class R4 shares.

Class I currently pays a transfer agency fee at an annual rate per shareholder account of $1. This amount is included in the transfer agency fee on the statement of operations. Effective Dec. 11, 2006, this fee was eliminated.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statement of operations.

The Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Beginning Dec. 11, 2006, a new Plan Administration Services Agreement was adopted for the restructured Class R4. The fee is calculated at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares.

Under the current Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by the Distributor and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares. Effective Dec. 11, 2006, this agreement was terminated.

Sales charges received by the Distributor for distributing Fund shares were $680,789 for Class A, $162,000 for Class B and $2,168 for Class C for the six months ended Nov. 30, 2006.

Effective Dec. 11, 2006, with the renaming of Class Y as Class R4, the Investment Manager and its affiliates have agreed to waive certain fees and expense until May 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses will not exceed 0.95% for Class R4.

During the six months ended Nov. 30, 2006, the Fund's custodian and transfer agency fees were reduced by $66,631 as a result of earnings and bank fee credits from overnight cash balances.


------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT 29

In addition, the Fund received a one time payment of $231,820 by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to the Fund's net asset value and total return.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $799,035,684 and $824,028,292, respectively, for the six months ended Nov. 30, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                SIX MONTHS ENDED NOV. 30, 2006
                            CLASS A         CLASS B         CLASS C         CLASS I         CLASS Y
------------------------------------------------------------------------------------------------------
Sold                        47,045,807       6,230,509         453,957      31,426,684          98,963
Issued for reinvested
 distributions              13,574,436       3,013,517         219,375         812,372           9,896
Redeemed                   (76,659,890)    (42,856,356)     (1,551,763)       (315,001)        (10,978)
------------------------------------------------------------------------------------------------------
Net increase (decrease)    (16,039,647)    (33,612,330)       (878,431)     31,924,055          97,881
------------------------------------------------------------------------------------------------------

                                                    YEAR ENDED MAY 31, 2006
                            CLASS A         CLASS B         CLASS C         CLASS I         CLASS Y
------------------------------------------------------------------------------------------------------
Sold                        88,830,335      18,048,055       1,422,807       8,262,850         105,840
Issued for reinvested
 distributions              29,385,523       8,584,352         539,531          44,099          14,060
Redeesmed                 (193,986,747)    (97,132,059)     (4,983,626)         (1,684)        (51,172)
------------------------------------------------------------------------------------------------------
Net increase (decrease)    (75,770,889)    (70,499,652)     (3,021,288)      8,305,265          68,728
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------

30 RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the investment management services agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Nov. 30, 2006, securities valued at $952,500 were on loan to brokers. For collateral, the Fund received $990,000 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Investments in securities." Income from securities lending amounted to $28,479 for the six months ended Nov. 30, 2006. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

7. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The agreement went into effect Sept.19, 2006. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Prior to this agreement, the Fund paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings outstanding during the six months ended Nov. 30, 2006.


------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT 31

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $1,406,515,123 at May 31, 2006, that if not offset by capital gains will expire as follows:

        2008             2009              2010               2011               2014            2015
   $ 80,574,095     $ 226,001,198     $ 517,121,802      $ 552,664,309       $ 19,048,600    $ 11,105,119

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to our motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Discovery is currently set to end in March 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.


------------------------------------------------------------------------------

32 RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or rgulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT 33

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended May 31,                 2006(f)       2006       2005       2004       2003
Net asset value, beginning of period      $ 2.89        $ 2.86     $ 2.74     $ 2.62     $ 2.65
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .10           .20        .19        .21        .21
Net gains (losses) (both realized
 and unrealized)                             .06           .03        .12        .11       (.03)
-----------------------------------------------------------------------------------------------
Total from investment operations             .16           .23        .31        .32        .18
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.10)         (.20)      (.19)      (.20)      (.20)
Tax return of capital                         --            --         --         --       (.01)
-----------------------------------------------------------------------------------------------
Total distributions                         (.10)         (.20)      (.19)      (.20)      (.21)
-----------------------------------------------------------------------------------------------
Net asset value, end of period            $ 2.95        $ 2.89     $ 2.86     $ 2.74     $ 2.62
-----------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $1,517        $1,535     $1,735     $1,810     $1,662
-----------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b)                        1.08%(c)      1.08%      1.04%      1.04%      1.07%
-----------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                6.95%(c)      6.78%      6.67%      7.47%      8.35%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)            43%           93%       105%       140%       139%
-----------------------------------------------------------------------------------------------
Total return(d)                             5.74%(e)      8.27%     11.56%     12.51%      7.53%
-----------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d)   Total return does not reflect payment of a sales charge.

(e)   Not annualized.

(f)   Six months ended Nov. 30, 2006 (Unaudited).

------------------------------------------------------------------------------

34 RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended May 31,                 2006(f)       2006       2005       2004       2003
Net asset value, beginning of period      $ 2.89        $ 2.86     $ 2.74     $ 2.62     $ 2.65
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .09           .18        .17        .19        .19
Net gains (losses) (both realized
 and unrealized)                             .05           .03        .12        .11       (.03)
-----------------------------------------------------------------------------------------------
Total from investment operations             .14           .21        .29        .30        .16
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.09)         (.18)      (.17)      (.18)      (.18)
Tax return of capital                         --            --         --         --       (.01)
-----------------------------------------------------------------------------------------------
Total distributions                         (.09)         (.18)      (.17)      (.18)      (.19)
-----------------------------------------------------------------------------------------------
Net asset value, end of period            $ 2.94        $ 2.89     $ 2.86     $ 2.74     $ 2.62
-----------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $  342        $  433     $  629     $  781     $  748
-----------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b)                        1.84%(c)      1.83%      1.79%      1.80%      1.83%
-----------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                6.18%(c)      6.00%      5.92%      6.70%      7.59%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)            43%           93%       105%       140%       139%
-----------------------------------------------------------------------------------------------
Total return(d)                             4.96%(e)      7.45%     10.72%     11.66%      6.73%
-----------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d)   Total return does not reflect payment of a sales charge.

(e)   Not annualized.

(f)   Six months ended Nov. 30, 2006 (Unaudited).


------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT 35

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended May 31,                 2006(f)       2006       2005       2004       2003
Net asset value, beginning of period      $ 2.87        $ 2.84     $ 2.73     $ 2.61     $ 2.64
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .09           .18        .17        .19        .19
Net gains (losses) (both realized
 and unrealized)                             .06           .03        .11        .11       (.03)
-----------------------------------------------------------------------------------------------
Total from investment operations             .15           .21        .28        .30        .16
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.09)         (.18)      (.17)      (.18)      (.18)
Tax return of capital                         --            --         --         --       (.01)
-----------------------------------------------------------------------------------------------
Total distributions                         (.09)         (.18)      (.17)      (.18)      (.19)
-----------------------------------------------------------------------------------------------
Net asset value, end of period            $ 2.93        $ 2.87     $ 2.84     $ 2.73     $ 2.61
-----------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $   26        $   28     $   36     $   39     $   31
-----------------------------------------------------------------------------------------------
Ratio of expenses to average daily
 net assets(b)                              1.84%(c)      1.83%      1.79%      1.80%      1.83%
-----------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                6.19%(c)      6.02%      5.92%      6.71%      7.52%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)            43%           93%       105%       140%       139%
-----------------------------------------------------------------------------------------------
Total return(d)                             5.34%(e)      7.47%     10.35%     11.71%      6.78%
-----------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d)   Total return does not reflect payment of a sales charge.

(e)   Not annualized.

(f)   Six months ended Nov. 30, 2006 (Unaudited).

------------------------------------------------------------------------------

36 RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended May 31,                 2006(g)       2006       2005       2004(b)
Net asset value, beginning of period      $ 2.89        $ 2.86     $ 2.74     $ 2.83
------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .11           .21        .21        .08
Net gains (losses) (both realized
 and unrealized)                             .05           .03        .11       (.11)
------------------------------------------------------------------------------------
Total from investment operations             .16           .24        .32       (.03)
------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.11)         (.21)      (.20)      (.06)
------------------------------------------------------------------------------------
Net asset value, end of period            $ 2.94        $ 2.89     $ 2.86     $ 2.74
------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $  118        $   24     $   --     $   --
------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(c)                          67%(d)       .69%       .64%       .65%(d)
------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                7.38%(d)      7.49%      7.06%      7.30%(d)
------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)            43%           93%       105%       140%
------------------------------------------------------------------------------------
Total return(e)                             5.58%(f)      8.69%     11.97%     (1.39%)(f)
------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d)   Adjusted to an annual basis.

(e)   Total return does not reflect payment of a sales charge.

(f)   Not annualized.

(g)   Six months ended Nov. 30, 2006 (Unaudited).

------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT 37

CLASS Y*

PER SHARE INCOME AND CAPITAL CHANGES(a)

Fiscal period ended May 31,                 2006(f)       2006       2005       2004       2003
Net asset value, beginning of period      $ 2.89        $ 2.86     $ 2.74     $ 2.62     $ 2.65
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .10           .21        .20        .21        .21
Net gains (losses) (both realized
 and unrealized)                             .05           .02        .12        .12       (.03)
-----------------------------------------------------------------------------------------------
Total from investment operations             .15           .23        .32        .33        .18
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.10)         (.20)      (.20)      (.21)      (.20)
Tax return of capital                         --            --         --         --       (.01)
-----------------------------------------------------------------------------------------------
Total distributions                         (.10)         (.20)      (.20)      (.21)      (.21)
-----------------------------------------------------------------------------------------------
Net asset value, end of period            $ 2.94        $ 2.89     $ 2.86     $ 2.74     $ 2.62
-----------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $    1        $    1     $    1     $    1     $    1
-----------------------------------------------------------------------------------------------
Ratio of expenses to average
 daily net assets(b)                         .90%(c)       .90%       .87%       .88%       .91%
-----------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
 to average daily net assets                7.12%(c)      6.96%      6.84%      7.60%      8.52%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate
 (excluding short-term securities)            43%           93%       105%       140%       139%
-----------------------------------------------------------------------------------------------
Total return(d)                             5.45%(e)      8.45%     11.75%     12.67%      7.70%
-----------------------------------------------------------------------------------------------

*     Effective Dec. 11, 2006, Class Y was renamed Class R4.

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(c)   Adjusted to an annual basis.

(d)   Total return does not reflect payment of a sales charge.

(e)   Not annualized.

(f)   Six months ended Nov. 30, 2006 (Unaudited).

------------------------------------------------------------------------------

38 RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT 39

                                    BEGINNING            ENDING          EXPENSES
                                  ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING      ANNUALIZED
                                   JUNE 1, 2006      NOV. 30, 2006     THE PERIOD(a)    EXPENSE RATIO
Class A
  Actual(b)                           $1,000            $1,057.40           $5.57            1.08%
  Hypothetical
  (5% return before expenses)         $1,000            $1,019.65           $5.47            1.08%
Class B
  Actual(b)                           $1,000            $1,049.60           $9.45            1.84%
  Hypothetical
  (5% return before expenses)         $1,000            $1,015.84           $9.30            1.84%
Class C
  Actual(b)                           $1,000            $1,053.40           $9.47            1.84%
  Hypothetical
  (5% return before expenses)         $1,000            $1,015.84           $9.30            1.84%
Class I
  Actual(b)                           $1,000            $1,055.80           $3.45             .67%
  Hypothetical
  (5% return before expenses)         $1,000            $1,021.71           $3.40             .67%
Class Y
  Actual(b)                           $1,000            $1,054.50           $4.64(c)         0.90%
  Hypothetical
  (5% return before expenses)         $1,000            $1,020.56           $4.56(c)         0.90%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Nov. 30, 2006:
      +5.74% for Class A, +4.96% for Class B, +5.34% for Class C, +5.58% for
      Class I and +5.45% for Class Y.

(c) In September 2006, the Board approved renaming Class Y as Class R4, terminating the shareholder servicing agreement, revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement. In addition, the investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May
      31, 2007, unless sooner terminated at the discretion of the Fund's
      Board, such that, net expenses will not exceed 0.95% for Class R4. Any amounts waived will not be reimbursed by the Fund. These changes are effective Dec. 11, 2006. If these changes had been in place for the six-month period ended Nov. 30, 2006, the actual expenses paid would have been $4.89 and the hypothetical expenses paid would have been $4.81.

------------------------------------------------------------------------------

40 RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

------------------------------------------------------------------------------

RIVERSOURCE HIGH YIELD BOND FUND - 2006 SEMIANNUAL REPORT 41

RIVERSOURCE(SM) HIGH YIELD BOND FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

riversource.com/funds

RIVERSOURCE [LOGO](SM)   This report must be accompanied or preceded by the
      INVESTMENTS        Fund's current prospectus. RiverSource(SM) mutual
                         funds are distributed by RiverSource Distributors, Inc. and Ameriprise Financial Services, Inc., Members
                         NASD, and managed by RiverSource Investments, LLC.
                         These companies are part of Ameriprise Financial, Inc.

                                                               S-6470 X (1/07)

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource High Yield Income Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   February 2, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   February 2, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   Febraury 2, 2007